DEBT - Bank borrowings (Details) € in Millions, ¥ in Millions		1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 22, 2022	Aug. 31, 2022 CNY (¥)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Aug. 31, 2022 EUR (€)
Debt
Repayment of line of credit facility			€ 3
Long-term debt | ¥						¥ 5,220	¥ 1,265
Euro
Debt
Percentage points added to the reference rate		1.55%
RMB
Debt
Percentage points added to the reference rate	0.20%	0.15%
Bank borrowings entered in August 2022
Debt
Weighted average interest rate (as a percent)			3.43%
Repayment of line of credit facility				€ 220
Bank borrowings entered in August 2022 | Euro
Debt
Repayment of line of credit facility				70
Long-term facility entered in August 2022
Debt
Maximum borrowing amount								€ 220
Term of debt instrument		3 years
Credit facility drawn down amount					€ 220
Term facility entered in August 2022 | RMB
Debt
Maximum borrowing amount | ¥		¥ 110
Credit facility drawn down amount					110
Repayment of line of credit facility				€ 6
Revolving credit facility entered in August 2022
Debt
Maximum borrowing amount								70
Term of debt instrument		35 months
Credit facility drawn down amount					€ 70
Revolving Credit Facility Expiring December 2022
Debt
Maximum borrowing amount								€ 70